Share based compensation (Details) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Nov. 30, 2015 $ / shares	Nov. 07, 2013 shares	Feb. 14, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance (in shares)								6,000,000
Options granted (shares)			0	0	0
Compensation cost | $			$ 0.6	$ 0.8	$ 0.5
Common shares, par value (in dollars per share) | $ / shares	$ 0.10		$ 0.10	$ 5		$ 5
Number of shares authorized	600,000		600,000
Share Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock split ratio	0.10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost | $			$ 0.6	$ 0.8	$ 0.1
Number of adjusted RSUs (units)	1,571,251		1,571,250.6	0	0
Number of shares authorized							278,778
Additional shares approved (in shares)			1,587,719
Weighted average grant date fair value (NOK per Share) | $ / shares	$ 0.37	$ 1.33			$ 9.46
Unrecognized compensation costs | $	$ 1.2		$ 1.2	$ 1.7